CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Allowance for accounts receivable (in dollars)	$ 144		$ 139		$ 137
Common stock, par value (in euro per share)		€ 0.122		€ 0.122
Common stock, shares authorized	34,379,690	34,379,690	34,379,690	34,379,690
Common stock, shares issued	25,612,550	25,612,550	25,415,400	25,415,400
Common stock, shares outstanding	25,612,550	25,612,550	25,415,400	25,415,400